Leases (Details) - Schedule of Lease Expense Included on the Company’s Unaudited Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating lease expense:
Amortization of ROU asset	$ 53,831	$ 28,875	$ 132,138	$ 52,863
Accretion of Operating lease liability	10,541	7,385	25,667	10,695
Total operating lease expense	64,372	36,260	157,805	63,558
Other lease expense	(2,026)	11,708	28,012	8,723
Total	$ 62,346	$ 47,968	$ 185,817	$ 72,281
Remaining lease term:
Operating leases (in years)	9 years 4 months 6 days		9 years 3 months 14 days	8 years 5 months 4 days
Discount rate:
Operating leases	7.04%		7.083%
Previously Reported [Member]
Discount rate:
Operating leases			7.03%	4.08%